UNIT-BASED COMPENSATION - Phantom and Restricted Unit Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Phantom and Restricted units
Phantom and Restricted Unit Activity
Nonvested phantom and restricted units, beginning of period (in shares)	283,682	131,558	0
Unit vested (in shares)	(61,917)
Nonvested phantom and restricted units, end of period (in shares)		283,682	131,558
Weighted-average grant date fair value
Nonvested, Weighted-average grant date fair value, beginning (in dollars per share)	$ 23.41	$ 20.00	$ 0.00
Units vested, Weighted-average grant date fair value (in dollars per share)	$ 25.33
Nonvested, Weighted-average grant date fair value, ending (in dollars per share)		$ 23.41	$ 20.00
Phantom Units
Phantom and Restricted Unit Activity
Units granted (in shares)	136,867	155,330	125,000
Units forfeited (in shares)	(22,430)	(4,041)
Nonvested phantom and restricted units, end of period (in shares)	336,202
Weighted-average grant date fair value
Units granted, Weighted-average grant date fair value (in dollars per share)	$ 42.32	$ 26.33	$ 20.00
Units forfeited, Weighted-average grant date fair value (in dollars per share)	25.56	$ 25.99
Nonvested, Weighted-average grant date fair value, ending (in dollars per share)	$ 30.61
Restricted Units
Phantom and Restricted Unit Activity
Units granted (in shares)		835	6,558
Weighted-average grant date fair value
Units granted, Weighted-average grant date fair value (in dollars per share)		$ 27.50	$ 20.23